Goodwill (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Goodwill	$ 1,222.2	$ 1,224.4	$ 866.7	$ 688.8
Ideatek Systems Inc And Latysis Holdings LLC [ Member ]
Decrease in goodwill due to adjustment of provisional accounting estimates	4.8
Zayo Group, LLC [Member]
Goodwill	$ 762.5	$ 762.2	$ 683.5